Share Based Compensation - Schedule of Restricted Share Activities (Details) - Restricted share [Member]	12 Months Ended
Dec. 31, 2025 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding | shares
Weighted- average grant-date fair value, Outstanding | ¥ / shares
Number of shares, Granted | shares	101,291,864
Weighted- average grant-date fair value, Granted | ¥ / shares	¥ 0.42
Number of shares, Vested | shares	(101,291,864)
Weighted- average grant-date fair value, Vested | ¥ / shares	¥ (0.42)
Number of shares, Canceled/Forfeited | shares
Weighted- average grant-date fair value, Canceled/Forfeited | ¥ / shares
Number of shares, Outstanding | shares
Weighted- average grant-date fair value, Outstanding | ¥ / shares